Note 13 - (Loss) earnings per share	12 Months Ended
Dec. 31, 2025
Notes
Note 13 - (Loss) earnings per share

Note 13 – (Loss) earnings per share

The following table sets forth the computation of basic and diluted (loss) earnings per share for the fiscal years ended December 31, 2025, 2024 and 2023:

	For the Years Ended December 31,
	2025	2024

Net income (loss) attributable to Tungray Technologies Inc’s shareholders	$(13,416)	$(480,019)

Weighted average number of common shares outstanding
Basic and diluted	16,353,485	15,949,600

Earnings (loss) per share
Basic and diluted	(0.00)	(0.03)

For the year ended December 31, 2025, the 67,674 warrants were excluded from calculation of diluted loss per share because the warrants were antidilutive.